Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Claims receivable amount	$ 0	$ 63,217
Vessel [Member]
Property, Plant and Equipment, Vehicles, Useful Life	25 years
Estimated salvage value	$ 250	$ 250